Fair Value of Financial Instruments (Details) - Fair Value, Recurring $ in Thousands	Dec. 31, 2021 USD ($)
Liabilities
Total liabilities at fair value on a recurring basis	$ 26,229
Public Warrants
Liabilities
Warrants	17,525
Private Warrants
Liabilities
Warrants	8,704
Level 1
Liabilities
Total liabilities at fair value on a recurring basis	17,525
Level 1 | Public Warrants
Liabilities
Warrants	17,525
Level 2
Liabilities
Total liabilities at fair value on a recurring basis	8,704
Level 2 | Private Warrants
Liabilities
Warrants	$ 8,704